ING Variable Portfolios, Inc.

ING Euro STOXX 50® Index Portfolio, ING FTSE 100 Index® Portfolio,

and ING Japan TOPIX Index® Portfolio

(the “Portfolios”)

Supplement dated August 3, 2012

to the Portfolios’ Adviser Class (“Class ADV”) Prospectuses

and Initial Class (“Class I”) Prospectuses

each dated April 30, 2012

(each a “Prospectus” and collectively “Prospectuses”)

Effective August 5, 2012, ING Investments, LLC, the Portfolios’ adviser, has agreed to waive a portion of the Portfolios’ management fees. Also effective August 5, 2012, ING Funds Services, LLC, the Portfolios’ administrator, has agreed to waive its administrative services fees. The Portfolios’ Prospectuses are revised as follows:

1.	ING Euro STOXX 50® Index Portfolio

i.

The table in the section entitled “Fees and Expenses of the Portfolio – Annual Portfolio Operating Expenses” of the summary section of the Portfolio’s Class ADV Prospectus is hereby deleted and replaced with the following:

Annual Portfolio Operating Expenses

Expenses you pay each year as a % of the value of your investment

Class	ADV
Management Fee	0.60%
Distribution and/or Shareholder Services (12b-1) Fee	0.50%
Administrative Services Fee	0.10%
Other Expenses	0.07%
Total Annual Portfolio Operating Expenses	1.27%
Waivers and Reimbursements[1]	(0.35)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.92%

1

The adviser is contractually obligated to waive 0.25% of the management fee through August 5, 2013. The administrator is contractually obligated to waive the administrative services fee through August 5, 2013. There is no guarantee that the management fee waiver or the administrative services fee waiver will continue after August 5, 2013. These waivers will only renew if the adviser and/or the administrator elects to renew them and they are not eligible for recoupment.

ii.

The table in the section entitled “Fees and Expenses of the Portfolio – Expense Example” of the summary section of the Portfolio’s Class ADV Prospectus is hereby deleted and replaced with the following:

Class		1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$	94	368	663	1,503

iii.

The table in the section entitled “Fees and Expenses of the Portfolio – Annual Portfolio Operating Expenses” of the summary section of the Portfolio’s Class I Prospectus is hereby deleted and replaced with the following:

Annual Portfolio Operating Expenses

Expenses you pay each year as a % of the value of your investment

Class	I
Management Fee	0.60%
Distribution and/or Shareholder Services (12b-1) Fee	None
Administrative Services Fee	0.10%
Other Expenses	0.07%
Total Annual Portfolio Operating Expenses	0.77%
Waivers and Reimbursements[1]	(0.35)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.42%

1

The adviser is contractually obligated to waive 0.25% of the management fee through August 5, 2013. The administrator is contractually obligated to waive the administrative services fee through August 5, 2013. There is no guarantee that the management fee waiver or the administrative services fee waiver will continue after August 5, 2013. These waivers will only renew if the adviser and/or the administrator elects to renew them and they are not eligible for recoupment.

iv.	The table in the section entitled “Fees and Expenses of the Portfolio – Expense Example” of the summary section of the Portfolio’s Class I Prospectus is hereby deleted and replaced with the following:

Class		1 Yr	3 Yrs	5 Yrs	10 Yrs
I	$	43	211	393	921

2.	ING FTSE 100 Index® Portfolio

i.

The table in the section entitled “Fees and Expenses of the Portfolio – Annual Portfolio Operating Expenses” of the summary section of the Portfolio’s Class ADV Prospectus is hereby deleted and replaced with the following:

Annual Portfolio Operating Expenses

Expenses you pay each year as a % of the value of your investment

Class	ADV
Management Fee	0.60%
Distribution and/or Shareholder Services (12b-1) Fee	0.50%
Administrative Services Fee	0.10%
Other Expenses	0.07%
Total Annual Portfolio Operating Expenses	1.27%
Waivers and Reimbursements[1]	(0.35)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.92%

1

The adviser is contractually obligated to waive 0.25% of the management fee through August 5, 2013. The administrator is contractually obligated to waive the administrative services fee through August 5, 2013. There is no guarantee that the management fee waiver or the administrative services fee waiver will continue after August 5, 2013. These waivers will only renew if the adviser and/or the administrator elects to renew them and they are not eligible for recoupment.

ii.

The table in the section entitled “Fees and Expenses of the Portfolio – Expense Example” of the summary section of the Portfolio’s Class ADV Prospectus is hereby deleted and replaced with the following:

Class		1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$	94	368	663	1,503

iii.

The table in the section entitled “Fees and Expenses of the Portfolio – Annual Portfolio Operating Expenses” of the summary section of the Portfolio’s Class I Prospectus is hereby deleted and replaced with the following:

Annual Portfolio Operating Expenses

Expenses you pay each year as a % of the value of your investment

Class	I
Management Fee	0.60%
Distribution and/or Shareholder Services (12b-1) Fee	None
Administrative Services Fee	0.10%
Other Expenses	0.07%
Total Annual Portfolio Operating Expenses	0.77%
Waivers and Reimbursements[1]	(0.35)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.42%

1

The adviser is contractually obligated to waive 0.25% of the management fee through August 5, 2013. The administrator is contractually obligated to waive the administrative services fee through August 5, 2013. There is no guarantee that the management fee waiver or the administrative services fee waiver will continue after August 5, 2013. These waivers will only renew if the adviser and/or the administrator elects to renew them and they are not eligible for recoupment.

iv.	The table in the section entitled “Fees and Expenses of the Portfolio – Expense Example” of the summary section of the Portfolio’s Class I Prospectus is hereby deleted and replaced with the following:

Class		1 Yr	3 Yrs	5 Yrs	10 Yrs
I	$	43	211	393	921

3.	ING Japan TOPIX Index® Portfolio

i.

The table in the section entitled “Fees and Expenses of the Portfolio – Annual Portfolio Operating Expenses” of the summary section of the Portfolio’s ADV Class Prospectus is hereby deleted and replaced with the following:

Annual Portfolio Operating Expenses

Expenses you pay each year as a % of the value of your investment

Class	ADV
Management Fee	0.60%
Distribution and/or Shareholder Services (12b-1) Fee	0.50%
Administrative Services Fees	0.10%
Other Expenses	0.12%
Total Annual Portfolio Operating Expenses	1.32%
Waivers and Reimbursements[1]	(0.35)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.97%

1

The adviser is contractually obligated to waive 0.25% of the management fee through August 5, 2013. The administrator is contractually obligated to waive the administrative services fee through August 5, 2013. There is no guarantee that the management fee waiver or the administrative services fee waiver will continue after August 5, 2013. These waivers will only renew if the adviser and/or the administrator elects to renew them and they are not eligible for recoupment.

ii.

The table in the section entitled “Fees and Expenses of the Portfolio – Expense Example” of the summary section of the Portfolio’s Class ADV Prospectus is hereby deleted and replaced with the following:

Class		1 Yr	3 Yrs	5 Yrs	10 Yrs
ADV	$	99	384	690	1,560

iii.

The table in the section entitled “Fees and Expenses of the Portfolio – Annual Portfolio Operating Expenses” of the summary section of the Portfolio’s Class I Prospectus is hereby deleted and replaced with the following:

Annual Portfolio Operating Expenses

Expenses you pay each year as a % of the value of your investment

Class	I
Management Fee	0.60%
Distribution and/or Shareholder Services (12b-1) Fee	None
Administrative Services Fee	0.10%
Other Expenses	0.12%
Total Annual Portfolio Operating Expenses	0.82%
Waivers and Reimbursements[1]	(0.35)%
Total Annual Portfolio Operating Expenses after Waivers and Reimbursements	0.47%

1

The adviser is contractually obligated to waive 0.25% of the management fee through August 5, 2013. The administrator is contractually obligated to waive the administrative services fee through August 5, 2013. There is no guarantee that the management fee waiver or the administrative services fee waiver will continue after August 5, 2013. These waivers will only renew if the adviser and/or the administrator elects to renew them and they are not eligible for recoupment.

iv.	The table in the section entitled “Fees and Expenses of the Portfolio – Expense Example” of the summary section of the Portfolio’s Class I Prospectus is hereby deleted and replaced with the following:

Class		1 Yr	3 Yrs	5 Yrs	10 Yrs
I	$	48	227	421	981

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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